Fair value measurement (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year	$ 63,565,000	$ 13,219,000	$ 49,990,000
Acquisitions	46,709	148,092
Settlements	(2,713)
Total gains or losses	(8,823)	(208)	(36,771)
In profit or loss	(9,254)	5,644	(36,771)
In OCI	431	(5,852)
Transfer out Level 3 (i)	4,877	(86,028)
Effect of changes in exchange rates (OCI)	(312)
Financial assets at end of year	103,303,000	63,565,000	13,219,000
Equity Instrument [Member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year	12,900,000	13,199,000	22,082,000
Acquisitions	10,000
Settlements
Total gains or losses	4,220	(299)	(8,883)
In profit or loss	4,220	(299)	(8,883)
In OCI
Transfer out Level 3 (i)
Effect of changes in exchange rates (OCI)
Financial assets at end of year	27,120,000	12,900,000	13,199,000
Derivative Financialinstruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year	50,665,000	20,000	27,908,000
Acquisitions		50,635
Settlements
Total gains or losses	(16,128)	10	(27,888)
In profit or loss	(16,128)	10	(27,888)
In OCI
Transfer out Level 3 (i)
Effect of changes in exchange rates (OCI)
Financial assets at end of year	34,537,000	50,665,000	20,000
Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year
Acquisitions	36,709	97,457
Settlements	(2,713)
Total gains or losses	3,085	81
In profit or loss	2,654	5,933
In OCI	431	(5,852)
Transfer out Level 3 (i)		(86,028)
Effect of changes in exchange rates (OCI)	(312)
Financial assets at end of year	36,769,000
Corporate Bonds And Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets at beginning of year
Acquisitions
Settlements
Total gains or losses
In profit or loss
In OCI
Transfer out Level 3 (i)	4,877
Effect of changes in exchange rates (OCI)
Financial assets at end of year	$ 4,877,000